Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
Communication Services - 3.2%
Alphabet, Inc. Class A	5,339	$2,054,447
Fox Corp. Class A	29,288	1,859,495
Meta Platforms, Inc. Class A	2,756	1,686,424
Walt Disney Co. (The)	18,274	1,895,928
Total Communication Services		7,496,294
Consumer Discretionary - 11.0%
Airbnb, Inc. Class A*	13,259	1,861,033
Amazon.com, Inc.*	7,163	1,898,625
Burlington Stores, Inc.*	5,732	1,834,297
Carvana Co.*	4,598	1,819,888
eBay, Inc.	18,649	1,929,798
Expedia Group, Inc.	7,627	1,894,318
Garmin Ltd.	7,268	1,825,286
Las Vegas Sands Corp.	34,337	1,875,144
PulteGroup, Inc.	14,580	1,784,009
Ross Stores, Inc.	8,270	1,883,823
Royal Caribbean Cruises Ltd.	7,225	1,905,666
TJX Cos., Inc. (The)	11,877	1,861,720
Ulta Beauty, Inc.*	3,466	1,862,906
Williams-Sonoma, Inc.	9,739	1,764,804
Total Consumer Discretionary		26,001,317
Consumer Staples - 1.6%
Monster Beverage Corp.*	24,334	1,875,421
Walmart, Inc.	14,659	1,933,962
Total Consumer Staples		3,809,383
Energy - 5.8%
Baker Hughes Co.	27,352	1,905,614
Coterra Energy, Inc.	55,549	1,994,765
Devon Energy Corp.	38,804	1,993,361
Diamondback Energy, Inc.	9,522	1,958,009
EOG Resources, Inc.	14,039	1,973,462
EQT Corp.	31,895	1,916,252
SLB Ltd.	33,865	1,926,241
Total Energy		13,667,704
Financials - 15.0%
Allstate Corp. (The)	8,732	1,897,114
American Express Co.	5,866	1,895,011
Capital One Financial Corp.	9,635	1,843,176
Charles Schwab Corp. (The)	20,607	1,888,425
Chubb Ltd.	5,762	1,884,174
Cincinnati Financial Corp.	11,292	1,847,371
CME Group, Inc.	6,634	1,909,398
Fifth Third Bancorp	37,161	1,886,292
Hartford Insurance Group, Inc. (The)	13,681	1,871,698
Markel Group, Inc.*	987	1,749,428
MetLife, Inc.	24,081	1,928,888
Nasdaq, Inc.	20,683	1,900,975
NU Holdings Ltd. Class A (Brazil)*	127,755	1,849,892
Principal Financial Group, Inc.	18,752	1,892,264
Raymond James Financial, Inc.	12,121	1,918,997
Robinhood Markets, Inc. Class A*	22,279	1,623,916
Synchrony Financial	24,369	1,856,918
T Rowe Price Group, Inc.	18,452	1,898,342
Travelers Cos., Inc. (The)	6,158	1,879,052
Total Financials		35,421,331
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care - 11.0%
Agilent Technologies, Inc.	16,177	$1,869,252
Alnylam Pharmaceuticals, Inc.*	6,062	1,876,128
Amgen, Inc.	5,498	1,903,683
Cencora, Inc.	6,030	1,857,300
Edwards Lifesciences Corp.*	22,410	1,871,235
Eli Lilly & Co.	2,154	2,013,128
GE HealthCare Technologies, Inc.	26,537	1,614,511
Gilead Sciences, Inc.	14,641	1,915,629
IDEXX Laboratories, Inc.*	3,253	1,824,283
Illumina, Inc.*	14,553	1,844,447
Incyte Corp.*	19,541	1,861,671
Merck & Co., Inc.	16,968	1,852,566
Regeneron Pharmaceuticals, Inc.	2,512	1,776,135
West Pharmaceutical Services, Inc.	6,189	1,841,785
Total Health Care		25,921,753
Industrials - 23.2%
AMETEK, Inc.	8,028	1,890,594
Boeing Co. (The)*	8,085	1,851,708
Caterpillar, Inc.	2,257	2,008,978
Cummins, Inc.	2,830	1,898,958
Delta Air Lines, Inc.	27,424	1,864,558
Eaton Corp. PLC	4,488	1,943,349
Expeditors International of Washington, Inc.	12,629	1,867,703
Fastenal Co.	41,306	1,855,879
Ferguson Enterprises, Inc.	7,079	1,895,119
GE Vernova, Inc.	1,670	1,809,378
General Dynamics Corp.	5,985	2,060,636
HEICO Corp.	7,028	1,896,998
Howmet Aerospace, Inc.	7,738	1,880,644
Hubbell, Inc.	3,368	1,711,517
Leidos Holdings, Inc.	12,967	1,934,936
Lockheed Martin Corp.	3,643	1,886,965
Northrop Grumman Corp.	3,251	1,883,889
Old Dominion Freight Line, Inc.	8,481	1,801,619
Parker-Hannifin Corp.	1,920	1,746,086
Quanta Services, Inc.	2,935	2,136,005
RTX Corp.	10,787	1,899,267
Textron, Inc.	21,139	2,028,498
Trane Technologies PLC	3,849	1,895,786
United Airlines Holdings, Inc.*	20,352	1,831,680
United Rentals, Inc.	1,949	1,870,728
Vertiv Holdings Co. Class A	5,801	1,905,570
Westinghouse Air Brake Technologies Corp.	6,999	1,888,960
WW Grainger, Inc.	1,615	1,875,580
Xylem, Inc.	15,143	1,789,297
Total Industrials		54,810,885
Information Technology - 22.2%
Advanced Micro Devices, Inc.*	5,589	1,981,245
Amphenol Corp. Class A	12,583	1,853,098
Apple, Inc.	6,989	1,896,465
Applied Materials, Inc.	4,620	1,822,544
AppLovin Corp. Class A*	4,063	1,813,520
Arista Networks, Inc.*	10,844	1,872,867
Broadcom, Inc.	4,472	1,866,747
Cadence Design Systems, Inc.*	5,558	1,831,861
Cisco Systems, Inc.	21,191	1,938,977

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Information Technology (continued)
Corning, Inc.	11,132	$1,828,320
Datadog, Inc. Class A*	14,099	1,863,747
First Solar, Inc.*	9,471	1,912,100
Keysight Technologies, Inc.*	5,491	1,921,356
KLA Corp.	984	1,722,344
LAM Research Corp.	7,208	1,858,655
Marvell Technology, Inc.	11,822	1,952,403
Micron Technology, Inc.	3,566	1,844,193
Microsoft Corp.	4,403	1,795,455
Monolithic Power Systems, Inc.	1,178	1,901,775
NetApp, Inc.	17,248	1,910,561
NVIDIA Corp.	8,635	1,723,287
Oracle Corp.	10,814	1,745,271
Palantir Technologies, Inc. Class A*	13,070	1,818,168
Synopsys, Inc.*	3,752	1,810,715
TE Connectivity PLC (Switzerland)	8,927	1,889,489
Teledyne Technologies, Inc.*	2,853	1,842,610
Western Digital Corp.	4,667	2,027,905
Zoom Communications, Inc.*	20,592	2,000,513
Total Information Technology		52,246,191
Materials - 3.2%
CRH PLC	16,031	1,898,391
Ecolab, Inc.	6,982	1,819,509
Newmont Corp.	16,112	1,789,882
Vulcan Materials Co.	6,420	1,937,171
Total Materials		7,444,953
Real Estate - 2.4%
CBRE Group, Inc. Class A*	12,791	1,825,660
Simon Property Group, Inc.	9,292	1,892,873
Welltower, Inc.	8,906	1,935,630
Total Real Estate		5,654,163
Utilities - 0.8%
Edison International	27,276	1,895,409
Total Common Stocks
(Cost $212,536,533)		234,369,383
TOTAL INVESTMENTS - 99.4%
(Cost $212,536,533)		234,369,383
Other Assets in Excess of Liabilities - 0.6%		1,509,698
Net Assets - 100.0%		$235,879,081

*	Non-income producing security.

Schedule of Investments - Virtus Terranova U.S. Quality Momentum ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$234,369,383	$—	$—	$234,369,383
Total	$234,369,383	$—	$—	$234,369,383